Operating expenses - Disclosure of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (5,398)	€ (4,251)
Payroll costs (including share-based payments)	(5,295)	(5,244)
Depreciation, amortization and provision expenses	(172)	(140)
Total SG&A expenses	€ (10,864)	€ (9,635)